American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2023

Small Cap Growth Fund - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.2%
Aerospace and Defense — 2.7%
Aerojet Rocketdyne Holdings, Inc.(1)	264,992	14,818,353
CAE, Inc.(1)	891,197	20,127,368
Mercury Systems, Inc.(1)	520,628	26,023,591
		60,969,312
Auto Components — 2.2%
Fox Factory Holding Corp.(1)	288,929	34,119,625
Gentherm, Inc.(1)	198,755	14,793,335
		48,912,960
Banks — 1.4%
Bancorp, Inc.(1)	527,461	17,896,752
Commerce Bancshares, Inc.	208,153	13,854,663
		31,751,415
Beverages — 1.7%
Duckhorn Portfolio, Inc.(1)	1,179,481	19,084,003
MGP Ingredients, Inc.	201,893	19,692,643
		38,776,646
Biotechnology — 8.2%
ADMA Biologics, Inc.(1)	1,020,915	3,767,176
Apellis Pharmaceuticals, Inc.(1)	207,517	10,942,371
Arcus Biosciences, Inc.(1)	92,525	2,001,316
Arcutis Biotherapeutics, Inc.(1)	464,824	7,702,134
Biohaven Ltd.(1)	380,310	7,260,118
Blueprint Medicines Corp.(1)	185,104	8,651,761
Celldex Therapeutics, Inc.(1)	146,095	6,436,946
Centessa Pharmaceuticals PLC, ADR(1)(2)	464,785	1,859,140
Cerevel Therapeutics Holdings, Inc.(1)	230,393	7,867,921
Cytokinetics, Inc.(1)	384,092	16,316,228
Halozyme Therapeutics, Inc.(1)	395,280	20,463,645
Insmed, Inc.(1)	527,254	11,351,779
Intellia Therapeutics, Inc.(1)	103,689	4,400,561
IVERIC bio, Inc.(1)	277,516	6,410,620
Karuna Therapeutics, Inc.(1)	72,305	14,416,894
Keros Therapeutics, Inc.(1)	103,110	6,039,153
Kymera Therapeutics, Inc.(1)	94,131	3,518,617
Madrigal Pharmaceuticals, Inc.(1)	27,294	7,867,495
Natera, Inc.(1)	488,298	20,962,633
Prometheus Biosciences, Inc.(1)	90,544	10,291,231
Relay Therapeutics, Inc.(1)	197,367	4,235,496
		182,763,235
Building Products — 2.5%
AZEK Co., Inc.(1)	710,608	17,146,971
Hayward Holdings, Inc.(1)	1,515,183	20,439,819
Trex Co., Inc.(1)	339,716	17,909,827
		55,496,617
Capital Markets — 1.2%
LendingTree, Inc.(1)	183,688	7,285,066
StepStone Group, Inc., Class A	669,103	19,531,117
		26,816,183

Chemicals — 1.0%
Diversey Holdings Ltd.(1)	1,515,924	9,201,659
Perimeter Solutions SA(1)	1,484,821	13,808,835
		23,010,494
Commercial Services and Supplies — 3.6%
Clean Harbors, Inc.(1)	245,121	31,939,266
Driven Brands Holdings, Inc.(1)	1,157,041	33,774,027
Korn Ferry	269,399	14,544,852
		80,258,145
Communications Equipment — 1.5%
Ciena Corp.(1)	295,190	15,355,784
Credo Technology Group Holding Ltd.(1)	518,096	8,978,604
Extreme Networks, Inc.(1)	507,349	9,147,502
		33,481,890
Construction and Engineering — 0.8%
Construction Partners, Inc., Class A(1)	637,635	18,038,694
Construction Materials — 1.5%
Eagle Materials, Inc.	79,405	11,599,483
Summit Materials, Inc., Class A(1)	645,112	21,198,380
		32,797,863
Containers and Packaging — 1.3%
AptarGroup, Inc.	98,205	11,356,426
Graphic Packaging Holding Co.	761,289	18,339,452
		29,695,878
Diversified Consumer Services — 0.8%
European Wax Center, Inc., Class A	952,118	17,937,903
Electric Utilities — 0.6%
IDACORP, Inc.	124,888	13,214,399
Electrical Equipment — 0.9%
Sensata Technologies Holding PLC	400,638	20,372,442
Electronic Equipment, Instruments and Components — 1.8%
Jabil, Inc.	198,930	15,641,866
National Instruments Corp.	429,721	23,204,934
		38,846,800
Energy Equipment and Services — 1.7%
Expro Group Holdings NV(1)	828,299	15,646,568
Weatherford International PLC(1)	397,383	22,603,145
		38,249,713
Equity Real Estate Investment Trusts (REITs) — 0.8%
Ryman Hospitality Properties, Inc.	185,755	17,254,782
Food and Staples Retailing — 1.4%
BJ's Wholesale Club Holdings, Inc.(1)	208,029	15,075,862
Grocery Outlet Holding Corp.(1)	545,999	16,592,909
		31,668,771
Food Products — 2.3%
Freshpet, Inc.(1)	328,089	20,777,876
Sovos Brands, Inc.(1)	1,104,101	14,971,610
SunOpta, Inc.(1)	1,994,786	16,297,402
		52,046,888
Health Care Equipment and Supplies — 5.2%
Establishment Labs Holdings, Inc.(1)(2)	232,991	15,852,708
Inari Medical, Inc.(1)	338,826	19,330,023
Lantheus Holdings, Inc.(1)	282,659	16,252,893
SI-BONE, Inc.(1)	997,511	16,987,612
Silk Road Medical, Inc.(1)	447,237	24,311,803

TransMedics Group, Inc.(1)	350,195	22,069,289
		114,804,328
Health Care Providers and Services — 5.9%
Acadia Healthcare Co., Inc.(1)	231,902	19,484,406
AdaptHealth Corp.(1)	499,647	10,707,435
Ensign Group, Inc.	246,378	22,974,749
HealthEquity, Inc.(1)	403,657	24,562,528
Progyny, Inc.(1)	389,480	13,394,217
R1 RCM, Inc.(1)	1,835,676	26,268,524
Surgery Partners, Inc.(1)	386,969	12,847,371
		130,239,230
Health Care Technology — 1.4%
Evolent Health, Inc., Class A(1)	635,613	20,479,451
Schrodinger, Inc.(1)	405,562	9,806,489
		30,285,940
Hotels, Restaurants and Leisure — 4.2%
Churchill Downs, Inc.	119,894	29,745,701
Planet Fitness, Inc., Class A(1)	469,293	39,725,653
Wingstop, Inc.	152,174	24,115,014
		93,586,368
Insurance — 2.8%
Kinsale Capital Group, Inc.	105,409	29,350,082
RLI Corp.	189,701	25,125,898
Skyward Specialty Insurance Group Inc.(1)	460,614	8,525,965
		63,001,945
Interactive Media and Services — 1.3%
Eventbrite, Inc., Class A(1)	1,395,321	12,404,404
QuinStreet, Inc.(1)	1,103,238	16,912,638
		29,317,042
IT Services — 0.4%
Perficient, Inc.(1)	132,828	9,847,868
Leisure Products — 1.9%
Brunswick Corp.	232,662	19,620,386
Topgolf Callaway Brands Corp.(1)	916,073	22,434,628
		42,055,014
Life Sciences Tools and Services — 0.4%
MaxCyte, Inc.(1)	1,513,490	8,838,782
Machinery — 2.4%
Astec Industries, Inc.	374,386	16,525,398
ATS Corp.(1)	737,931	29,882,171
Greenbrier Cos., Inc.	206,223	6,376,415
		52,783,984
Multiline Retail — 0.5%
Ollie's Bargain Outlet Holdings, Inc.(1)	210,037	11,501,626
Oil, Gas and Consumable Fuels — 4.8%
Kosmos Energy Ltd.(1)	5,546,069	43,869,406
Matador Resources Co.	283,464	18,753,978
Transocean Ltd.(1)	1,507,883	10,163,132
Whitecap Resources, Inc.(2)	4,135,727	34,470,867
		107,257,383
Pharmaceuticals — 2.5%
Arvinas, Inc.(1)	167,296	5,482,290
Edgewise Therapeutics, Inc.(1)(2)	453,680	4,641,146
Harmony Biosciences Holdings, Inc.(1)	129,326	6,229,633
Intra-Cellular Therapies, Inc.(1)	309,793	14,845,281

Option Care Health, Inc.(1)	498,869	14,402,348
Ventyx Biosciences, Inc.(1)	227,291	9,546,222
		55,146,920
Professional Services — 0.3%
CACI International, Inc., Class A(1)	22,310	6,873,488
Real Estate Management and Development — 1.8%
Altus Group Ltd.(2)	262,479	11,232,614
DigitalBridge Group, Inc.	784,496	11,610,541
FirstService Corp.(2)	118,214	16,894,060
		39,737,215
Road and Rail — 0.9%
Saia, Inc.(1)	73,001	19,913,213
Semiconductors and Semiconductor Equipment — 4.5%
Ambarella, Inc.(1)	82,591	7,419,975
Lattice Semiconductor Corp.(1)	470,694	35,673,898
MACOM Technology Solutions Holdings, Inc.(1)	218,140	14,619,743
Onto Innovation, Inc.(1)	203,860	16,033,589
Power Integrations, Inc.	303,419	26,121,342
		99,868,547
Software — 9.5%
Box, Inc., Class A(1)	799,701	25,582,435
Five9, Inc.(1)	264,082	20,804,380
JFrog Ltd.(1)	878,182	22,578,059
Manhattan Associates, Inc.(1)	188,596	24,585,374
nCino, Inc.(1)	547,100	15,647,060
Paycor HCM, Inc.(1)	562,246	14,117,997
Paylocity Holding Corp.(1)	93,344	19,442,622
Sprout Social, Inc., Class A(1)	185,025	11,836,049
SPS Commerce, Inc.(1)	159,134	21,654,955
Tenable Holdings, Inc.(1)	851,273	34,246,713
		210,495,644
Specialty Retail — 0.5%
Leslie's, Inc.(1)	642,307	9,949,335
Technology Hardware, Storage and Peripherals — 0.6%
Pure Storage, Inc., Class A(1)	475,072	13,748,584
Textiles, Apparel and Luxury Goods — 1.6%
Crocs, Inc.(1)	292,018	35,559,032
Trading Companies and Distributors — 2.8%
H&E Equipment Services, Inc.	484,301	24,646,078
MRC Global, Inc.(1)	1,036,273	14,093,313
NOW, Inc.(1)	1,600,739	22,474,375
		61,213,766
Water Utilities — 1.1%
SJW Group	314,192	24,321,603
TOTAL COMMON STOCKS (Cost $1,946,726,650)		2,162,707,887
SHORT-TERM INVESTMENTS — 4.8%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	87,847	87,847
State Street Navigator Securities Lending Government Money Market Portfolio(3)	37,070,784	37,070,784
		37,158,631
Repurchase Agreements — 3.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23 - 11/30/23, valued at $17,106,411), in a joint trading account at 4.22%, dated 1/31/23, due 2/1/23 (Delivery value $16,769,887)		16,767,921

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 1/15/2026, valued at $53,991,750), at 4.28%, dated 1/31/23, due 2/1/23 (Delivery value $52,939,293)	52,933,000
69,700,921
TOTAL SHORT-TERM INVESTMENTS (Cost $106,859,552)	106,859,552
TOTAL INVESTMENT SECURITIES—102.0% (Cost $2,053,586,202)	2,269,567,439
OTHER ASSETS AND LIABILITIES (2.0)%	(43,839,090)
TOTAL NET ASSETS — 100.0%	$2,225,728,349

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,582,027	USD	1,901,371	Goldman Sachs & Co.	3/31/23	$40,031
USD	78,467,247	CAD	107,280,420	Goldman Sachs & Co.	3/31/23	(2,195,886)
USD	3,239,389	CAD	4,407,545	Goldman Sachs & Co.	3/31/23	(74,603)
USD	2,470,713	CAD	3,359,349	Goldman Sachs & Co.	3/31/23	(55,150)
USD	2,618,447	CAD	3,570,844	Goldman Sachs & Co.	3/31/23	(66,437)
USD	2,420,164	CAD	3,306,660	Goldman Sachs & Co.	3/31/23	(66,083)
USD	2,772,039	CAD	3,720,133	Goldman Sachs & Co.	3/31/23	(25,093)
USD	2,208,696	CAD	2,950,588	Goldman Sachs & Co.	3/31/23	(9,823)
USD	2,336,813	CAD	3,132,924	Goldman Sachs & Co.	3/31/23	(18,802)
USD	2,650,266	CAD	3,539,385	Goldman Sachs & Co.	3/31/23	(10,964)
						$(2,482,810)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $44,750,971. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $47,012,304, which includes securities collateral of $9,941,520.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$40,841,944	$20,127,368	—
Machinery	22,901,813	29,882,171	—
Oil, Gas and Consumable Fuels	72,786,516	34,470,867	—
Real Estate Management and Development	11,610,541	28,126,674	—
Other Industries	1,901,959,993	—	—
Short-Term Investments	37,158,631	69,700,921	—
	$2,087,259,438	$182,308,001	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$40,031	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,522,841	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.